Nature of Operations	12 Months Ended
Dec. 31, 2025
Disclosure of notes and other explanatory information [Abstract]
Nature of Operations

1	DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
Alamos Gold Inc. ("Alamos"), a company incorporated under the Business Corporation Act (Ontario), and its wholly-owned subsidiaries (collectively the “Company”) is a publicly traded company with common shares listed on the Toronto Stock Exchange (TSX:AGI) and the New York Stock Exchange (NYSE: AGI). The Company's registered office is located at 181 Bay Street, Suite 3910, Toronto, Ontario, M5J 2T3.
Alamos is a Canadian-based intermediate gold producer with diversified production from three operations in North America. This includes the Island Gold District (comprising the Island Gold and Magino mines) and Young-Davidson mine in Northern Ontario, Canada and the Mulatos District in Sonora State, Mexico. Additionally, the Company has a portfolio of growth projects, including the Phase 3+ Expansion at Island Gold, the Lynn Lake project in Manitoba, Canada and the Puerto Del Aire project in the Mulatos District.